Income Taxes - Disclosure of difference between tax expenses and expected income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Major components of tax expense (income) [abstract]
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (4,952,555)	$ (4,061,841)	$ (4,052,678)
Items not deductible for tax purposes	413,506	1,276,004	1,671,157
Difference in tax rate in other jurisdictions	(129,075)	(51,259)	(216,059)
Unrecognized deductible temporary differences and loss carryforwards	4,668,124	2,837,096	2,597,580
Deferred income tax expense (recovery)	$ 0	$ 0	$ 0